Note 6 - Real Estate Assets Held for Sale and Discontinued Operations: (Details) - Properties and Related Liabilities Held-for-Sale (USD $)	Sep. 30, 2014	Dec. 31, 2013
Property
Accounts receivable	$ 11,626	$ 13,166
Deferred rent receivable	258,251	158,340
Prepaid expenses and other	411,914	273,795
Total Assets Held for Sale	22,411,392	22,024,321
Accounts payable	38,865	106,978
Accrued liabilities	32,378
Deferred rent liability	84,043	72,535
Tenant security deposit payable	210,637	202,453
Total Liabilities Related to Real Estate Assets Held for Sale	365,923	381,966
Cortland Manor Medical Center [Member]
Property
Property	8,189,751	8,272,231
Fair fax Medical Center [Member]
Property
Property	$ 13,539,850	$ 13,306,789